Accounting policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Statements [Line Items]
Summary of Intangible Asset Useful Economic Life
Amortization is provided at rates calculated to write off the valuation of each asset over its expected useful life, as follows:

Intangible Asset	Useful economic life
Customer databases	2-5 years diminishing balance method
Brands	Assessed separately for each asset, with lives ranging up to 20 years
Marketing and data analytics know-how	4-5 years straight line
Licenses	1-5 years straight line
Exclusive license rights	3 years straight line
Acquired technology	2-6 years straight line
Internally-generated software development costs	2-5 years straight line

Summary of Property, Plant and Equipment Useful Economic Life
Property, plant and equipment is stated at historical cost less accumulated depreciation and any accumulated impairment losses.

Property plant and equipment	Useful economic life
Leasehold improvements	Over the life of the lease or the useful life of the asset, whichever is shorter
Furniture and fittings	3-5 years straight line
Office equipment	3- 5 years straight line
Computer hardware and software	3-5 years straight line

Super Group (SGHC) Limited
Statements [Line Items]
Summary of Intangible Asset Useful Economic Life
Amortization is provided at rates calculated to write off the valuation, less estimated residual value, of each asset over its expected useful life, as follows:

Intangible Asset	Useful economic life
Trademarks	Assessed separately for each asset, with lives ranging up to 20 years